Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Jun. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets Measured at FVPL	Financial assets measured at FVPL include the following:

	June 30,
	2022	2021
US unlisted equity securities	$24,179,998	$—

Summary of Changes in Level 3 Instruments

The following table presents the changes in level 3 instruments during the financial year:

Unlisted equity securities

Balance at the beginning of the year	$—
Purchases during the year:
Consideration settled in shares	17,515,793
Consideration settled in cash	17,615,757
Loss on change in fair value recognized in the consolidated statement of profit or loss and other comprehensive income	(10,951,552)

Balance at the end of the year	$24,179,998